Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Income (loss) before income taxes and income of investments accounted for under the equity method	$ 3,272,186	$ (1,002,420)	$ 1,147,917
Net deferred income tax liabilities	2,250,364	1,983,764
Deferred tax assets	275,756	210,334
Deferred tax liabilities	2,526,120	2,194,098
Valuation allowance, deferred tax asset, increase (decrease), amount	49,000	32,000
Valuation allowance on tax assets	70,812	119,961	$ 11,000
Unrecognized tax benefits	$ 17,000	$ 32,000
Local statutory tax rate	12.50%	12.50%	12.50%
Valuation allowance, deferred tax asset, decrease, amount			$ 1,000
Valuation allowance, deferred tax asset, increase, amount			12,000
GECAS
Income Tax Disclosure [Line Items]
Valuation allowance acquired			61,000
Ireland
Income Tax Disclosure [Line Items]
Income (loss) before income taxes and income of investments accounted for under the equity method	$ 3,200,000	$ (1,100,000)	1,100,000
Net deferred income tax liabilities	2,317,069	2,032,624
Valuation allowance on tax assets	$ 17,242	16,285
Local statutory tax rate	12.50%
Operating loss carryforwards	$ 12,000
Valuation allowance, recognized	5,000
Ireland | No expiration date
Income Tax Disclosure [Line Items]
Operating loss carryforwards	15,800,000
Other
Income Tax Disclosure [Line Items]
Income (loss) before income taxes and income of investments accounted for under the equity method	100,000	100,000	$ 100,000
Valuation allowance on tax assets	53,570	$ 103,676
Other | Internal Revenue Service (IRS)
Income Tax Disclosure [Line Items]
Operating loss carryforwards	325,000
Other | No expiration date | Internal Revenue Service (IRS)
Income Tax Disclosure [Line Items]
Operating loss carryforwards	192,000
Other | Expires Between 2028 and 2038 | Internal Revenue Service (IRS)
Income Tax Disclosure [Line Items]
Operating loss carryforwards	133,000
Other | Subject To Annual Limitation | Internal Revenue Service (IRS)
Income Tax Disclosure [Line Items]
Operating loss carryforwards	52,000
State and Local Jurisdiction | Expires Between 2035 and 2042 | Internal Revenue Service (IRS)
Income Tax Disclosure [Line Items]
Operating loss carryforwards	$ 4,000